OTHER LONG-TERM ASSETS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Mar. 31, 2021 USD ($) item	Dec. 31, 2024 CNY (¥) item	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 CNY (¥)
OTHER LONG-TERM ASSETS
Number of Bitcoin mining machines agreed to purchase	24,000
Total consideration payable in installments | $	$ 82,800
Prepayments for mining machines		¥ 39,841	$ 5,458	¥ 42,456
Number of bitcoin mining machines outstanding		21,310	21,310
Number Of Bitcoin Mining Machines sold		200	200
Property plant and equipment, net		¥ 16,549	$ 2,267	¥ 94,329
Bitcoin mining machines
OTHER LONG-TERM ASSETS
Prepayments for mining machines		506,300	78,500
Property plant and equipment, net		¥ 466,500	$ 69,900